Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Accounts receivable	130,376	232,027	35,559
Less: allowance for doubtful accounts	(10,266)	(3,813)	(584)
Accounts receivable, net	120,110	228,214	34,975

An analysis of the allowance for doubtful accounts is as follows:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Balance, beginning of year	2,606	9,432	10,266	1,573
Bad debt allowances from acquisition	-	-	1,800	276
Additions	6,826	834	-	-
Recovery	-	-	(8,253)	(1,265)
Balance, end of year	9,432	10,266	3,813	584

Two unrelated distributors accounted for 67.9% and 14.2% of the Company’s accounts receivable as of December 31, 2020, respectively. Three unrelated distributors accounted for 38.7%, 35.9% and 15.3% of the Company’s accounts receivable as of December 31, 2019, respectively.